Net Loss Per Common Share (Details) - $ / shares	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted average number of shares (in Dollars per share)	$ 66,528	$ 31,528
Shares granted under ESPP	107,250	132,000
Options to acquire common shares	6,660	6,660